SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Revenues attributable to U.S. and Foreign countries
Net Sales	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 2,170,184	$ 2,008,188	$ 2,012,859	$ 2,039,439	$ 8,751,654	$ 8,230,670	$ 7,895,089
United States
Revenues attributable to U.S. and Foreign countries
Net Sales									8,193,730	7,739,826	7,431,798
Foreign
Revenues attributable to U.S. and Foreign countries
Net Sales									$ 557,924	$ 490,844	$ 463,291